OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

                                                                                                                                                            December 28, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Principal Protected Trust III (the “Registrant”)
     Reg.No. 333-114495; File No. 811-21561

To the Securities and Exchange Commission:

  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2010.

                                                                                                        Sincerely,

     /s/ Amee Kantesaria

     Amee Kantesaria

     Vice President & Assistant Counsel
     212-323-5217

     akantesaria@oppenheimerfunds.com

cc: K&L Gates LLP
     KPMG LLP
     Taylor V. Edwards
     Gloria LaFond